SEC COVER LETTER

Teachers Insurance and Annuity Association of America	F. Scott Thomas
College Retirement Equities Fund	Associate General Counsel
8500 Andrew Carnegie Boulevard	Advocacy & Oversight
Charlotte, NC 28075	704-988-3687 (tele)
704-988-0102 (fax)
sthomas@tia-cref.org

March 2, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Life Funds
Post-Effective Amendment No. 17 to Registration Statement on Form N-1A (File Nos. 333-61759 and 811-08961)

Ladies and Gentlemen:

          On behalf of TIAA-CREF Life Funds (the “Funds”), we are attaching for filing pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”) Post-Effective Amendment No. 17 (the “Amendment”) to the above-captioned registration statement on Form N-1A.

          Amendment No. 17 is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act and it is proposed to become effective on May 1, 2010. Amendment No. 17 is being made for the purpose of (i) adding new summary prospectuses and a new “risk/return” summary section in the statutory prospectuses for the TIAA-CREF Life Funds, as required by SEC Rel. No. 33-8998 (Jan. 13, 2009), and (ii) making such annual and other non-material changes as the Trust deems appropriate. Please note that the Funds are clones of their corresponding series of the TIAA-CREF Funds. As such, the Funds share substantive disclosure, as well as statutory and summary prospectus structure, with their corresponding series of the TIAA-CREF Funds. The SEC Staff previously reviewed and commented on the summary and statutory prospectuses for the TIAA-CREF Funds on December 29, 2009.

          On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s Registration Statement pursuant to paragraph (b) of Rule 485 under the 1933 Act on or about April 23, 2010 in order to add updated annual financial statements and any non-material disclosure that may be required in order to complete the Registration Statement.

          If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-3687 or Rachael Zufall at (704) 988-4446.

Sincerely,

/s/ F. Scott Thomas

F. Scott Thomas

cc: Stewart P. Greene (via interoffice)